DIVESTITURES	12 Months Ended
Dec. 31, 2015
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
DIVESTITURES

NOTE 3—DIVESTITURES

During the year ended December 31, 2010, the Company completed its divestitures of IP Messaging and US PDSN Assets. During the year ended December 31, 2012, the Company completed its divestiture of the IPTV equipment business. During the year ended December 31, 2013, the Company completed its divestitures of the Next Generation Network (“NGN”) equipment business and DOCSIS-EOC product line.

IP Messaging and US PDSN Assets

In June 2010, the Company completed a sale of its IP Messaging and US PDSN Assets as part of its strategy to focus on core IP-based product offerings. The divested assets were located in North America, Caribbean, and Latin America regions and were part of the Multimedia Communications segment. Consideration for the approximately $1.7 million of net liabilities transferred included approximately $0.4 million cash proceeds plus potential additional contingent consideration of up to $1.6 million based on future cash collection of transferred receivables. A gain of $2.1 million, net of taxes, was recognized in June 2010 as a reduction to operating expenses. In the third and fourth quarter of 2010, the Company received $0.9 million of contingent consideration and recognized an additional gain on the divestiture. In the first and fourth quarters of 2011, the Company received $0.2 million of contingent consideration which it recognized as additional gain on the divestiture. In the second quarter of 2012, the Company received $0.1 million of contingent consideration which it recognized as additional gain on the divestiture. In the first quarter of 2013, the Company received $0.1 million of contingent consideration which was recognized as an additional gain on the divestiture. The Company determined that the sale of these product lines did not meet the criteria for presentation as a discontinued operation as these product lines did not meet the definition of a component of an entity.

IPTV operations

On August 31, 2012, the Company completed a sale of its IPTV business to an entity founded by our former CEO, and paid total consideration of approximately $30.0 million related to the net liabilities transferred. In connection with the transaction, the Company transferred approximately $41.4 million in current assets, $1.2 million in property, plant and equipment and other long term assets and $74.1 million in liabilities, and as a result, the Company recorded a net loss of $17.5 million during 2012 related to the transaction, which primarily consisted of the $1.5 million gain on the net release of liabilities, offset by $13.4 million of severance-related amounts either paid to the buyer or accrued for payments to terminated IPTV employees, write-off of $3.8 million of prepaid VAT no longer recoverable due to the disposition and $1.7 million of transaction costs. As of December 31, 2012, the remaining unpaid balance related to the divestiture was approximately $0.6 million. In the second quarter of 2013, The Company paid $0.5 million which was recorded as offset to the remaining accrual balance and recognized $0.1 million divestiture gain.

As some customers were not willing to assign their contracts to the buyer, the Company is still the primary obligor for those contracts that were not legally assigned to the buyer. Even though the Company signed back-to-back contracts to transfer all obligations and associated economic risks and benefits to the buyer, from the customer point of view, the Company is the sole and only obligor to their contracts. If the buyer fails to fulfill its obligations under the back to back contracts with respect to these un-assigned contracts with the Company, the company is still obligated to fulfill the obligations under the un-assigned contracts with the customers. Therefore, the Company was not able to derecognize the related liabilities of those un-assigned contracts. According to the back-to-back contracts with the buyer, all of the obligations and associated economic risks and benefits of the un-assigned contracts had been transferred to the buyer of the IPTV business. Therefore, the Company recorded the portion of the payment ($22.7 million) made to the buyer at the time of the divestiture as the prepaid service cost to fulfill the remaining liabilities related to those un-assigned contracts. As of August 31, 2012, the Company had both liabilities and assets of $47.3 million related to those un-assigned contracts:

Million
Deferred revenues	$10.0
Customer advances	37.3
Total liabilities associated with the unassigned IPTV contracts	$47.3

Deferred contract costs	24.6
Prepaid contract service costs to buyer	22.7
Total assets associated with the un-assigned IPTV contracts	$47.3

The Company continues to recognize revenue for those unassigned contracts when the revenue recognition criteria as mentioned above are met. At the same time, the Company recognizes an equal amount of the deferred costs associated with those contracts. Therefore, there is no gross margin impact from the future revenue recognition of these unassigned contracts. The Company continues to derecognize both the liabilities and deferred costs when the related contracts are legally assigned subsequently. During the post divestiture period in 2012, the Company recorded $2.2 million in revenues and related costs in the Consolidated Statements of Operations and Comprehensive Loss relating to these unassigned contracts. During the years ended December 31, 2015, 2014 and 2013, the Company recorded $3.6 million, $4.3 million and $1.4 million, respectively, in revenues and related costs in the Consolidated Statements of Operations and Comprehensive Loss due to meeting the revenue recognition criteria. As of December 31, 2015, the Company had both liabilities and deferred costs of $11.6 million, respectively, related to those un-assigned contracts.

Moreover, on August 31, 2012, UTStarcom Hong Kong Holdings Ltd., a subsidiary prior to its disposal to the buyer as part of the sale of the IPTV business, issued a convertible bond (the “Convertible Bond”) to UTStarcom Hong Kong Ltd., a subsidiary of the Company, in the principal amount of $20.0 million, which said principal amount was paid by the Company in cash. According to the terms of the Convertible Bond, the Convertible Bond bears interest at 6.5% per annum and will be mature on August 31, 2017 (the Maturity Date). On or prior to the Maturity Date, upon UTStarcom Hong Kong Holdings Ltd achieving breakeven on its statement of operations (the “P&L run-rate breakeven”), $5.0 million of principal of the Convertible Bond was to be converted into 8% of the outstanding shares of UTStarcom Hong Kong Holding Ltd. At the Maturity Date, the Company has the option to convert the outstanding principal amount of the Convertible Bond and all accrued and unpaid interest into fully paid and nonassessable ordinary shares of UTStarcom Hong Kong Holding Ltd. equal to 25% (if 8% of shares specified above have been issued) or 33% of the outstanding shares of UTStarcom Hong Kong Holding Ltd or to receive repayment in cash. During the years ended December 31, 2015, 2014 and 2013, the IPTV business accounted for $3.6million, $4.3 million, and $1.4 million, respectively of the Company’s revenues. The Company determined that the divestiture of IPTV business did not meet the criteria for presentation as a discontinued operation due to the significant continuing involvement of the Company in the IPTV operations. The Convertible Bond has been classified as available-for-sale securities subject to fair value accounting. See Note 6—Cash, Cash Equivalents and Investments. On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd., which is an unaffiliated entity of the Company, for the early repayment and conversion of the $20.0 million Convertible Bond. The agreement was effective on April 7, 2015. Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash to the Company as partial payment of the principal of the Convertible Bond. The remaining principal and the interest of the Convertible Bond were converted to 14% equity interest of UTStarcom Hong Kong Holdings Ltd.

NGN operations

On March 22, 2013, the Company entered into an agreement to divest all of its NGN related assets and liabilities to a third party. Pursuant to the agreement, the Company recorded $3.2 million in divestiture losses consisting of $2.7 million as compensation to the buyer for taking over a loss making business and $0.5 million of severance for the transferred employees, signing bonus and retention bonus to incentivize certain key employees to sign employment contracts with the buyer. The remaining accrual balance as of December 31, 2013 was $0.8 million, which was fully paid in the second quarter of 2014, and the divestiture was legally completed. The Company determined that the sale of this product line did not meet the criteria for presentation as a discontinued operation because of the Company’s continuing involvement.

Sale of DOCSIS-EOC product line

On March 22, 2013, the Company entered into the agreement to dispose its DOCSIS-EOC product line to a third party with a cash consideration of $1.8 million paid by the buyer. This product was a cable broadband access product adopting or in connection with the C-DOCSIS technology and serving as cable modem termination server. At the date of the transfer, this product was still under the development phase with no customer orders. The Company completed the transaction in 2013, receiving the full amount of $1.8 million, and recorded that amount as a divestiture gain. The transaction was completed in the third quarter of 2013. The product line was not a reportable segment under ASC 280, nor an operating segment or reporting unit. As the product line does not have separable cash flow, as it shared services and costs with other product lines in the broadband unit, the Company determined that the sale of this product line did not meet the criteria for presentation as a discontinued operation.